Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On January 5, 2015, the Company sold to Himmil Investments Ltd., a non-U.S. investor, (“Himmil”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.452 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

The Company has issued in aggregate 12,826,497 shares of common stock to Himmil Investments Ltd. upon full conversion of this convertible promissory note, plus accrued interest.

On January 13, 2015, the Company received a letter from NASDAQ notifying that it has been provided an additional 180 calendar day period, or until July 13, 2015, to regain compliance with the minimum $1 bid price per share requirement. The Company’s eligibility for the additional period was based on meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the NASDAQ Capital Market with the exception of the bid price requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If at any time during this additional time period the closing bid price of the Company’s common stock is at least $1 per share for a minimum of 10 consecutive business days, NASDAQ will provide written confirmation of compliance and this matter will be closed. If compliance cannot be demonstrated by July 13, 2015, NASDAQ will provide written notification that the Company’s common stock will be delisted. At that time, the Company may appeal NASDAQ’s determination to a Hearings Panel (the “Panel”). If the Company appeals, it will be asked to provide a plan to regain compliance to the Panel.

On January 21, 2015, the Company sold to KBM WORLDWIDE, Inc. (“KBM”) an 8% interest bearing convertible note for $154 due in nine months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.

On February 5, 2015, the Company sold to Himmil a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.62 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

As of the date of this filing, the Company has issued in aggregate 16,294,221 shares of common stock to Himmil. upon conversion of $446 of this convertible promissory note.

On February 5, 2015, Crede instructed the Company to transfer 588,049 Series B Warrants held by Crede to DJS. On the same date, DJS exercised Series B Warrants for 525,000 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 11,427,612 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On February 10, 2015, the Company commenced discussions with the owners of the M/V Nemorino with regard to amending the bareboat charter dated September 11, 2014 to adapt to current charter market conditions in relation to which an agreement was reached. However, on February 16, 2015, the Company received default notice referring to the bareboat charter on the basis that the charter hire of $149 due February 15, 2015 had not been paid. Similarly, on March 23, 2015, the Company received a second default notice referring to the above bareboat charter on the basis that the charter hire of $165 due March 15, 2015 had not been paid. On April 3, 2015 and while discussions with the owners of the M/V Nemorino were taking place, the Company received notice of termination of the bareboat charter dated September 11, 2014 in respect of the M/V Nemorino, claiming past unpaid and future hire, and other unspecified costs.  On April 28, 2015, the Company received written threat of litigation in connection thereof. The Company considers that the owners of the M/V Nemorino did not have the right to terminate the bareboat charter and that their conduct evidences an intention no longer to be bound by the bareboat charter terms, amounting to a serious breach, entitling the company to terminate and counter-claim damages, both of which the company did.

On February 11, 2015, the Company entered into a settlement agreement with Marine Plus S.A., a non-U.S. creditor, who agreed to accept 5,770,749 Company’s common shares as payment in full of unpaid invoices of the aggregate amount of $621.

On March 5, 2015, the Company sold to Glengrove Small Cap Value, Ltd., a non-U.S. investor (“Glengrove”), a $750 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.452 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. As of April 27, 2015, the Company has issued in aggregate 7,003,984 shares of common stock to Glengrove upon conversion of $162 of this convertible promissory note.

On March 10, 2015, DJS exercised Series B Warrants for 63,049 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 1,408,259 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On March 12, 2015, Crede instructed the Company to transfer 300,000 Series B Warrants held by Crede to DJS. On the next date, DJS exercised Series B Warrants for 100,000 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 2,278,267 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On March 18, 2015, DJS exercised Series B Warrants for 200,000 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 4,574,833 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On March 20, 2015, Crede instructed the Company to transfer 325,000 Series A Warrants held by Crede to DJS. On March 23, 2015, DJS exercised Series A Warrants for 325,000 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 9,525,343 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On March 27, 2015, the Company entered into settlement agreements with four vendors, non-U.S. creditors, who agreed to accept 2,910,740 Company’s common shares as payment in full of unpaid invoices of the aggregate amount of $262.

On April 10, 2015, Crede instructed the Company to transfer 165,813 Series A Warrants held by Crede to DJS. On April 13, 2015, DJS exercised Series A Warrants for 165,813 shares of common stock pursuant to the cashless exercise provisions thereof. The Company elected to issue, and has issued, 6,910,358 shares of common stock to Dawson James Securities Inc. in the aggregate pursuant to the cashless exercise formula set forth therein.

On April 16, 2015, the Company sold to Alderbrook Ship Finance Ltd., a non-U.S. investor, a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.